Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss for the year	$ (4,056)	$ (9,035)	$ (8,023)	$ (24,453)	$ 3,201	$ (3,496)	$ (21,177)	$ (34,570)	$ (45,567)	$ (56,042)	$ (447,517)
Income tax benefit									1,107	4,507	29
Loss before tax	$ (3,500)	$ (9,588)	$ (8,590)	$ (24,996)	$ (967)	$ (3,569)	$ (21,309)	$ (34,704)	(46,674)	(60,549)	(447,546)
Income tax benefit using the Company's domestic tax rate									6,999	9,081	67,130
Effect of tax rates in foreign jurisdictions									695	4,313	12,702
Non deductible expenses									(3,392)	(2,873)	(42,601)
Tax exempt income									383	25	383
Impact of change in tax laws										2,219	227
Utilization of previously unrecognised tax losses									6,934	37	159
Recognition of previously unrecognized tax losses										3,509
Utilization/(reversal) of previously recognized tax losses									(958)	173	75
Current year losses for which no deferred tax asset was recognized									(1,328)	(8,574)	(23,338)
Change in unrecognised temporary differences									(8,219)	(3,335)	(14,700)
Others									(7)	(68)	(8)
Total									$ 1,107	$ 4,507	$ 29